ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Notes and other explanatory information [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	April 30, 2023	October 31, 2022
Accounts payable	$1,661,284	$909,438
Accrued liabilities	647,323	435,850
	$2,308,607	$1,345,288

8. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	October 31, 2022	October 31, 2022	January 31, 2021
Accounts payable	$909,438	$2,299,177	$236,806
Accrued liabilities	435,850	1,066,885	71,913
	$1,345,288	$3,366,062	$308,719